OTHER NON-CURRENT ASSETS, NET - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER NON-CURRENT ASSETS, NET
Impairment	$ 4,216	$ 0